INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS	6 Months Ended
Jun. 30, 2026
Real Estate [Abstract]
INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS	INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS
The carrying amounts of investment real estate, net of accumulated depreciation, and real estate partnerships by property type are as follows:

AS OF JUN. 30, 2026 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$213	7%	$81	2%
Industrial	—	—%	64	1%
Land	1,175	36%	35	1%
Office	328	10%	1,932	38%
Retail	134	4%	1,560	32%
Apartments	46	1%	517	10%
Single family residential	1,302	40%	577	12%
Other	53	2%	183	4%
Total	$3,251	100%	$4,949	100%

AS OF DEC. 31, 2025 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$178	6%	$108	3%
Industrial	56	2%	62	1%
Land	807	27%	41	1%
Office	329	11%	1,943	46%
Retail	161	5%	1,529	36%
Apartments	46	2%	406	10%
Single family residential	1,311	43%	8	0%
Other	112	4%	144	3%
Total	$3,000	100%	$4,241	100%
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(1)Includes $1.3 billion of investment real estate fair valued as a result of consolidation of investment company VIE in accordance with ASC 946 as of June 30, 2026 (December 31, 2025 – $1.3 billion).
As of June 30, 2026, $56 million of real estate investments met the criteria as held-for-sale (December 31, 2025 – $63 million).